June 30, 2001

                                                . Pacific Select
                                                  Separate Account of
                                                  Pacific Life Insurance Company







                                  Semi-Annual
                                    Report










                                                                  PACIFIC SELECT

                               TABLE OF CONTENTS


PACIFIC SELECT SEPARATE ACCOUNT

Financial Statements:

  Statement of Assets and Liabilities.................................... 1

  Statement of Operations................................................ 3

  Statement of Changes in Net Assets..................................... 5

Notes to Financial Statement............................................. 9

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (Unaudited)
(In thousands)


                                     Aggressive    Emerging    Small-Cap               Multi-      Equity     Growth
                                       Equity      Markets      Equity      Equity    Strategy     Income       LT
                                      Variable     Variable    Variable    Variable   Variable    Variable    Variable
                                      Account      Account     Account      Account    Account     Account    Account
                                    ----------------------------------------------------------------------------------
ASSETS
Investments:
 Aggressive Equity Portfolio.....      $108
 Emerging Markets Portfolio......                   $109
 Small-Cap Equity Portfolio......                              $7,111
 Equity Portfolio................                                           $126
 Multi-Strategy Portfolio........                                                      $1,158
 Equity Income Portfolio.........                                                                  $2,836
 Growth LT Portfolio.............                                                                              $2,513
                                    ----------------------------------------------------------------------------------
Total Assets.....................       108          109        7,111        126        1,158       2,836       2,513
                                    ----------------------------------------------------------------------------------
LIABILITIES
Payables:
 Mortality and expense risk fee..                                  12                       2           5           5
                                    ----------------------------------------------------------------------------------
Total Liabilities................                                  12                       2           5           5
                                    ----------------------------------------------------------------------------------
NET ASSETS.......................      $108         $109       $7,099       $126       $1,156      $2,831      $2,508
                                    ==================================================================================
Shares Owned in each Portfolio...        11           17          383          6           77         127         115
                                    ==================================================================================
Cost of Investments..............      $122         $149       $7,259       $179       $1,045      $2,553      $3,275
                                    ==================================================================================

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2001 (Unaudited)
(In thousands)

                                    International     Equity     Inflation    Managed      Money     High Yield
                                        Value         Index       Managed       Bond       Market       Bond
                                      Variable       Variable    Variable     Variable    Variable    Variable
                                       Account       Account    Account (1)   Account     Account     Account
                                    ---------------------------------------------------------------------------
ASSETS
Investments:
 International Value Portfolio....     $3,527
 Equity Index Portfolio...........                    $4,561
 Inflation Managed Portfolio (1)..                                 $293
 Managed Bond Portfolio...........                                              $804
 Money Market Portfolio...........                                                          $640
 High Yield Bond Portfolio........                                                                     $6,036
                                    ---------------------------------------------------------------------------
Total Assets......................      3,527          4,561        293          804         640        6.036
                                    ---------------------------------------------------------------------------
LIABILITIES
Payables:
 Mortality and expense risk fee...          7              8                       1           1           11
                                    ---------------------------------------------------------------------------
Total Liabilities.................          7              8                       1           1           11
                                    ---------------------------------------------------------------------------
NET ASSETS........................     $3,520         $4,553        293         $803        $639       $6,025
                                    ===========================================================================
Shares Owned in each Portfolio....        268            145         27           75          63          807
                                    ===========================================================================
Cost of Investments...............     $3,779         $3,529       $291         $802        $641       $7,351
                                    ===========================================================================

(1) Formerly named Government Securities Variable Account and Government Securities Portfolio.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2001 (Unaudited)
(In thousands)

                                        Aggressive    Emerging    Small-Cap                 Multi-      Equity      Growth
                                          Equity      Markets      Equity       Equity     Strategy     Income        LT
                                         Variable     Variable    Variable     Variable    Variable    Variable    Variable
                                         Account      Account      Account     Account     Account     Account     Account
                                        -----------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends............................                             $1,043          $8         $18         $37        $409

EXPENSES
 Mortality and expense risk fees......                                 24                       4          10          10
                                        -----------------------------------------------------------------------------------
Net Investment Income.................                              1,019           8          14          27         399
                                        -----------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) from
  security transactions...............     ($1)         ($3)           17          (4)          2          24          25
 Net unrealized depreciation on
  investments.........................      (9)          (4)         (825)        (27)        (26)       (178)       (954)
                                        -----------------------------------------------------------------------------------
Net Realized and Unrealized Loss on
 Investments..........................     (10)          (7)         (908)        (31)        (24)       (154)       (929)
                                        -----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............    ($10)         ($7)         $211        ($23)       ($10)      ($127)      ($530)
                                        ===================================================================================

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2001 (Unaudited)
(In thousands)

                                        International     Equity     Inflation    Managed      Money     High Yield
                                            Value         Index       Managed       Bond       Market       Bond
                                          Variable       Variable    Variable     Variable    Variable    Variable
                                           Account       Account     Account(1)   Account     Account     Account
                                        --------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends...........................         $84           $39          $7         $22         $15         $314

EXPENSES
 Mortality and expense risk fees.....          13            16           1           3           2           22
                                        --------------------------------------------------------------------------
Net Investment Income................          71            23           6          19          13          292
                                        --------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) from
  security transactions..............           3            27                       1                      (10)
 Net unrealized appreciation
  (depreciation) on investments......        (717)         (407)          1          (5)                    (169)
                                        --------------------------------------------------------------------------
Net Realized and Unrealized Gain
 (Loss) on Investments...............        (714)         (380)          1          (4)                    (179)
                                        --------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...........       ($643)        ($357)         $7         $15         $13         $113
                                        ==========================================================================

(1) Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 2001 (Unaudited)
(In thousands)

                                             Aggressive    Emerging    Small-Cap                Multi-      Equity      Growth
                                               Equity      Markets      Equity      Equity     Strategy     Income        LT
                                              Variable     Variable    Variable    Variable    Variable    Variable    Variable
                                              Account      Account     Account     Account     Account     Account     Account
                                             ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net Investment Income.....................                             $1,019         $8          $14         $27        $399
 Net realized gain (loss) from security
  transactions.............................      ($1)         ($3)          17         (4)           2          24          25
 Net unrealized depreciation on
  investments..............................       (9)          (4)        (825)       (27)         (26)       (178)       (954)
                                             ----------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations.................      (10)          (7)         211        (23)         (10)       (127)       (530)
                                             ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS
 Transfer of net premiums..................                                  2                                   2
 Transfers between variable accounts, net..       (2)          12           (4)       (10)          (2)         (8)          6
 Transfers--policy charges and deductions..       (1)          (1)         (28)                     (5)        (23)         (8)
 Transfers--surrenders.....................                                (28)                                (30)
 Transfers--other..........................                    (1)          14        (13)          (1)          3         (32)
                                             ----------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
 Derived from Policy Transactions..........       (3)          10          (44)       (23)          (8)        (56)        (34)
                                             ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS......      (13)           3          167        (46)         (18)       (183)       (564)
                                             ----------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period.......................      121          106        6,932        172        1,174       3,014       3,072
                                             ----------------------------------------------------------------------------------
 End of Period.............................     $108         $109       $7,099       $126       $1,156      $2,831      $2,508
                                             ==================================================================================

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2001 (Unaudited)
(In thousands)

                                                    International     Equity     Inflation     Managed      Money      High Yield
                                                        Value         Index       Managed       Bond        Market        Bond
                                                      Variable       Variable    Variable      Variable    Variable     Variable
                                                       Account       Account    Account (1)    Account     Account      Account
                                                   -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net Investment Income............................        $71            $23         $6           $19         $13          $292
 Net realized gain (loss) from security
  transactions....................................          3             27                        1                       (10)
 Net unrealized appreciation (depreciation) on
  investments.....................................       (717)          (407)         1            (5)                     (169)
                                                   -----------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting
 from Operations..................................       (643)          (357)         7            15          13           113
                                                   -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL UNIT TRANSACTIONS
 Transfer of net premiums.........................                         1
 Transfers between variable accounts, net.........          1             14         15           (19)         18           (21)
 Transfers--policy charges and deductions..........       (15)           (16)        (1)           (3)         (5)          (12)
 Transfers--surrenders............................        (16)           (11)                                  (3)
 Transfers--other.................................          4            (16)        (1)            2          (2)           (1)
                                                   -----------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
 Derived from Policy Transactions.................        (26)           (28)        13           (20)          8           (34)
                                                   -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS.............       (669)          (385)        20            (5)         21            79
                                                   -----------------------------------------------------------------------------
NET ASSETS
 Beginning of Period..............................      4,189          4,938        273           808         618         5,946
                                                   -----------------------------------------------------------------------------
 End of Period....................................      3,520         $4,553        293          $803        $639        $6,025
                                                   =============================================================================

(1) Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                                             Aggressive    Emerging    Small-Cap                 Multi-      Equity      Growth
                                               Equity      Markets      Equity       Equity     Strategy     Income        LT
                                              Variable     Variable    Variable     Variable    Variable    Variable    Variable
                                              Account      Account      Account     Account     Account     Account     Account
                                             -----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net Investment Income (Loss)..............       $4          ($1)        $630         $14         $112        $266        $618
 Net realized gain from security
  transactions.............................                     9          284                       22         131         483
 Net unrealized depreciation on
  investments..............................      (37)         (56)      (3,023)        (73)        (135)       (638)     (2,022)
                                             -----------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from
 Operations................................      (33)         (48)      (2,109)        (59)          (1)       (241)       (921)
                                             -----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS
 Transfers between variable accounts, net         11           80         (235)         22          (67)         11         809
 Transfers--policy charges and deductions..       (1)          (1)         (62)         (1)          (8)        (40)        (22)
 Transfers--surrenders.....................                    (1)        (118)                                  (4)       (255)
 Transfers--other..........................                    (2)          13                       (1)                   (128)
                                             -----------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
 Derived from Policy Transactions..........       10           76         (402)         21          (76)        (33)        404
                                             -----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS......      (23)          29       (2,511)        (38)         (77)       (274)       (517)
                                             -----------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year.........................      144           78        9,443         210        1,251       3,288       3,589
                                             -----------------------------------------------------------------------------------
 End of Year...............................     $121         $106       $6,932        $172       $1,174      $3,014      $3,072
                                             ===================================================================================

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                                             International     Equity     Inflation      Managed      Money      High Yield
                                                 Value         Index       Managed         Bond       Market        Bond
                                               Variable       Variable     Variable      Variable    Variable     Variable
                                                Account       Account     Account (1)    Account     Account      Account
                                             ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net Investment Income.....................       $110            $76         $13           $44         $51          $551
 Net realized gain (loss) from security
  transactions.............................         29            212                                     1           (15)
 Net unrealized appreciation (depreciation)
  on investments...........................       (713)          (853)         15            38           3          (811)
                                             ------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations.................       (574)          (565)         29            82          55          (275)
                                             ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL UNIT TRANSACTIONS
 Transfers between variable accounts, net..         45            249                       (27)       (325)          (31)
 Transfers--policy charges and deductions...       (30)           (34)         (2)           (5)        (11)          (23)
 Transfers--surrenders.....................         (3)          (242)                       (3)       (409)          (10)
 Transfers--other..........................        (13)           (21)                                   (5)            1
                                             ------------------------------------------------------------------------------
Net Decrease In Net Assets
 Derived from Policy Transactions..........         (1)           (48)         (2)          (35)       (750)          (63)
                                             ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS......       (575)          (613)         26            47        (695)         (338)
                                             ------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year.........................      4,764          5,551         247           761       1,313         6,284
                                             ------------------------------------------------------------------------------
 End of Year...............................     $4,189         $4,938        $273          $808        $618        $5,946
                                             ==============================================================================

(1) Formerly named Government Securities Variable Account.

See Notes to Financial Statements

                        PACIFIC SELECT SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

 The Pacific Select Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is comprised of thirteen subaccounts called Variable Accounts: Aggressive Equity, Emerging Markets, Small-Cap Equity, Equity, Multi-Strategy, Equity Income, Growth LT, International Value, Equity Index, Inflation Managed (formerly Government Securities), Managed Bond, Money Market, and High Yield Bond Variable Accounts as of June 30, 2001. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund"), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account's financial statements.

 On September 22, 2000, the net assets of the Fund's Bond and Income Portfolio, the underlying portfolio for the Bond and Income Variable Account, were transferred to the Fund's Managed Bond Portfolio in exchange for shares of the Managed Bond Portfolio (the "reorganization"). In connection with the reorganization, a total of 1,272 outstanding accumulation units (valued at $13,604) of the Bond and Income Variable Account were exchanged for 546 accumulation units with equal value of the Managed Bond Variable Account.

 The Separate Account was established by Pacific Life Insurance Company ("Pacific Life") on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium variable life insurance policies. The assets of the Separate Account are carried at market value.

 The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

 A. Valuation of Investments

 Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

 B. Security Transactions and Investment Income

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

 During the six-month period ended June 30, 2001, the Fund declared dividends for each of the portfolios invested by the Separate Account, except the Aggressive Equity and Emerging Markets Portfolios. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

 Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to variable life insurance policies funded by the Separate Account at an annual rate of 0.70% of the average daily net assets of each Variable Account. Under the policies, Pacific Life makes certain deductions from the net assets of each Variable Account for sales load, administrative expenses, state premium taxes, cost of insurance and charges for optional benefits. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

 Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                        PACIFIC SELECT SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUND SHARES

  The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). A reconciliation of total cost and market value of the Separate Account's investments in the Fund as of June 30, 2001 were as follows (amounts in thousands):

                                                                             Variable Accounts
                                                       --------------------------------------------------------
                                                        Aggressive  Emerging     Small-Cap             Multi-
                                                          Equity    Markets       Equity    Equity    Strategy
                                                       --------------------------------------------------------
Total cost of investments at beginning of period            $126      $142       $6,259        $199   $1,036
Add:  Total net proceeds from policy and M&E
        transactions                                                    17           24
      Reinvested distributions from the Fund:
      (a) Net investment income                                                       9                   16
      (b) Net realized gain                                                       1,034           8        2
                                                       --------------------------------------------------------
             Sub-Total                                       126       159        7,326         207    1,054
Less: Cost of investments disposed during the period           4        10           67          28        9
                                                       --------------------------------------------------------
Total cost of investments at end of period                   122       149        7,259         179    1,045
Add:  Unrealized appreciation (depreciation)                 (14)      (40)        (148)        (53)     113
                                                       --------------------------------------------------------
Total market value of investments at end of period          $108      $109       $7,111        $126   $1,158
                                                       --------------------------------------------------------

                                                          Equity    Growth  International   Equity    Inflation
                                                          Income      LT        Value       Index    Managed (1)
                                                       --------------------------------------------------------
Total cost of investments at beginning of period          $2,556    $2,882       $3,726      $3,502     $272
Add:  Total net proceeds from policy and M&E
        transactions                                          13        13           19          28        4
      Reinvested distributions from the Fund:
      (a) Net investment income                                4        25           24          22        7
      (b) Net realized gain                                   33       384           60          17
                                                       --------------------------------------------------------
            Sub-Total                                      2,606     3,304        3,829       3,569      293
Less: Cost of investments disposed during the period          53        29           50          40        2
                                                       --------------------------------------------------------
Total cost of investments at end of period                 2,553     3,275        3,779       3,529      291
Add:  Unrealized appreciation (depreciation)                 283      (762)        (252)      1,032        2
                                                       --------------------------------------------------------
Total market value of investments at end of period        $2,836    $2,513       $3,527      $4,561     $293
                                                       --------------------------------------------------------

                                                         Managed    Money       High Yield
                                                           Bond     Market         Bond
                                                       -------------------------------------
Total cost of investments at beginning of period            $801      $619       $7,094
Add:  Total net proceeds from policy and M&E
        transactions                                          17        27           15
      Reinvested distributions from the Fund:
      (a) Net investment income                               22        15          314
      (b) Net realized gain
                                                       -------------------------------------
             Sub-Total                                       840       661        7,423
Less: Cost of investments disposed during the period          38        20           72
                                                       -------------------------------------
Total cost of investments at end of period                   802       641        7,351
Add:  Unrealized appreciation (depreciation)                   2        (1)      (1,315)
                                                       -------------------------------------
Total market value of investments at end of period          $804      $640       $6,036
                                                       -------------------------------------

----------
(1) Inflation Managed Variable Account was formerly named Government Securities Variable Account.

                        PACIFIC SELECT SEPARATE ACCOUNT

                                  (Unaudited)

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS AND SELECTED ACCUMULATION UNIT ** INFORMATION

Transactions in Separate Account units for the period ended June 30, 2001 and the selected accumulation unit information as of June 30, 2001 were as follows:

                                                                             Variable Accounts
                                                     ------------------------------------------------------------------
                                                     Aggressive    Emerging      Small-Cap                     Multi-
                                                       Equity      Markets        Equity        Equity       Strategy
                                                     ------------------------------------------------------------------
Total units outstanding at beginning of period         10,707       16,289        137,271        15,538       33,619
Increase (decrease) in units resulting from policy
 transactions:
   (a) Transfer of net premiums                                                        51
   (b) Transfers between variable accounts, net          (246)       1,740            (66)       (1,018)         (65)
   (c) Transfers--policy charges and deductions           (50)         (83)          (560)          (33)        (144)
   (d) Transfers--surrenders                                                         (606)
   (e) Transfers--other                                    (1)         (52)           240        (1,110)         (34)
                                                     ------------------------------------------------------------------
                         Sub-Total                       (297)       1,605           (941)       (2,161)        (243)
                                                     ------------------------------------------------------------------
Total units outstanding at end of period               10,410       17,894        136,330        13,377       33,376
                                                     ------------------------------------------------------------------
Accumulation Unit Value: At beginning of period        $11.33        $6.51         $50.50        $11.07       $34.94
                         At end of period              $10.39        $6.09         $52.07         $9.39        34.62
                                                     ------------------------------------------------------------------
                                                       Equity      Growth     International     Equity      Inflation
                                                       Income        LT           Value         Index      Managed (1)
                                                     ------------------------------------------------------------------
Total units outstanding at beginning of period         66,780       64,735        168,123       122,328       11,056
Increase (decrease) in units resulting from policy
 transactions:
   (a) Transfer of net premiums                            58                                        33          590
   (b) Transfers between variable accounts, net          (191)         130             28           323
   (c) Transfers--policy charges and deductions          (534)        (193)          (683)         (409)         (54)
   (d) Transfers--surrenders                             (716)                       (715)         (304)
   (e) Transfers--other                                    46         (755)           172          (415)           1
                                                     ------------------------------------------------------------------
                         Sub-Total                     (1,337)        (818)        (1,198)         (772)         537
                                                     ------------------------------------------------------------------
Total units outstanding at end of period               65,443       63,917        166,925       121,556       11,593
                                                     ------------------------------------------------------------------
Accumulation Unit Value: At beginning of period        $45.14       $47.46         $24.91        $40.37       $24.63
                         At end of period              $43.26       $39.24         $21.09        $37.46       $25.24
                                                     ------------------------------------------------------------------
                                                      Managed        Money     High Yield
                                                       Bond         Market        Bond
                                                     ------------------------------------
Total units outstanding at beginning of period         31,077       34,106        235,184
Increase (decrease) in units resulting from policy
 transactions:
   (a) Transfer of net premiums                                         13
   (b) Transfers between variable accounts, net          (709)      (9,004)          (808)
   (c) Transfers--policy charges and deductions           (97)        (251)          (456)
   (d) Transfers--surrenders                                          (162)            (2)
   (e) Transfers--other                                    53        9,863             (6)
                                                     ------------------------------------
                         Sub-Total                       (753)         459         (1,272)
                                                     ------------------------------------
Total units outstanding at end of period               30,324       34,565        233,912
                                                     ------------------------------------
Accumulation Unit Value: At beginning of period        $25.98       $18.11         $25.28
                         At end of period              $26.48       $18.49         $25.76
                                                     ------------------------------------

-------
** Accumulation Unit: unit of measure used to calculate the value of a Policy Owner's interest in a Variable Account during the accumulation period.

(1) Inflation Managed Variable Account was formerly named Government Securities Variable Account.

                         -----------------------------

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